Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,706,500
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,829,535